UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/09

Date of reporting period: 09/30/09


Item 1.  Schedule of Investments.


                              Foresight Value Fund
                            Schedule of Investments
                           September 30, 2009 (Unaudited)


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 99.29%

     AGRICULTURAL CHEMICALS - 2.76%

     Potash Corp. of Saskatchewan, Inc. ** ..........    200           $  18,068
                                                                       ---------

     ALUMINUM - 2.78%

     Kaiser Aluminum Corporation ....................    500           $  18,180
                                                                       ---------

     AUTO PARTS - 3.25%

     Magna International, Inc. CL A **  .............    500           $  21,260
                                                                       ---------

     BUILDING MATERIALS (GENERAL) - 3.94%

     USG Corporation * ..............................   1500           $  25,770
                                                                       ---------

     CEMENT - 5.13%

     Cemex SAB de CV ADR ** .........................   2600           $  33,592
                                                                       ---------

     COMMUNICATION SERVICES - 8.50%

     Level 3 Communications, Inc. * .................  40000           $  55,600
                                                                       ---------

     CONGLOMERATES - 3.77%

     General Electric Co. ...........................   1500           $  24,630
                                                                       ---------

     CONSTRUCTION (RESIDENTIAL) - 2.52%

     Pulte Homes Inc. * .............................   1500           $  16,485
                                                                       ---------

     DEPARTMENT STORES - 3.00%

     Sears Holding Corporation * ....................    300           $  19,593
                                                                       ---------

     DRUG MANUFACTURERS (MAJOR) - 3.79%

     Pfizer Inc. ....................................   1500           $  24,825
                                                                       ---------

     ELECTRonics (DIVERSIFIED) - 3.07%

     Electro Scientific Industries Inc. * ...........   1500           $  20,085
                                                                       ---------

     ENTERTAIMENT (DIVERSIFIED) - 3.66%

     News Corporation Limited CL A ..................   2000           $  23,920
                                                                       ---------

     INSURANCE (ACCIDENT & HEALTH) - 3.57%

     PICO Holdings * ................................    700           $  23,345
                                                                       ---------

     INVESTMENT BROKERAGE (REGIONAL) - 3.79%

     Legg Mason Inc. ................................    800           $  24,824
                                                                       ---------

     LUMBER, WOOD PRODUCTION - 3.78%

     Leucadia National Corp. * ......................   1000           $  24,720
                                                                       ---------

     MEDICAL LABORATORIES & RESEARCH - 3.35%

     Pharmaceutical Product Development Inc. ........   1000           $  21,940
                                                                       ---------

     MONEY CENTER BANKS - 3.88%

     Bank of America Corporation ....................   1500           $  25,380
                                                                       ---------

     OIL & GAS (EQUIPMENT & SERVICES) - 2.75%

     Helix Energy Solutions Group Inc. * ............   1200           $  17,976
                                                                       ---------

     OIL & GAS (INDEPENDENT) - 8.22%

     Chesapeake Energy Corp. ........................   1000           $  28,400
     Pioneer Natural Resources ......................    700              25,403
                                                                       ---------
                                                                       $  53,803
                                                                       ---------
     PERSONAL COMPUTERS - 3.27%

     Dell, Inc. * ...................................   1400           $  21,364
                                                                       ---------

     PROPERTY MANAGEMENT - 4.09%

     Forest City Enterprises Inc. CL A * ............   2000           $  26,740
                                                                       ---------

     RENTAL & LEASING SERVICES - 6.09%

     TAL International Group, Inc. ..................   1500           $  21,330
     United Rentals, Inc. * .........................   1800              18,540
                                                                       ---------
                                                                       $  39,870
                                                                       ---------
     RESTAURANTS - 2.65%

     DineEquity, Inc. * .............................    700           $  17,325
                                                                       ---------

     SOFTWARE (MULTIMEDIA & SERVICES) - 2.91%

     Electronic Arts Inc. * .........................   1000           $  19,050
                                                                       ---------

     STEEL & IRON - 4.77%

     POSCO * ** .....................................    300           $  31,182
                                                                       ---------

     TOTAL COMMON STOCKS (Cost $715,359) ............................  $ 649,527
                                                                       ---------

CASH EQUIVALENTS -  0.73%


     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (0.05% Yield) ........  4799            $   4,799
                                                                       ---------
     TOTAL CASH EQUIVALENTS (Cost $4,799) ...........................  $   4,799
                                                                       ---------

TOTAL INVESTMENTS (Cost $720,158) - 100.02% .........................  $ 654,326
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - -0.02% ...................  $    -146
                                                                       ---------

NET ASSETS -  100.00% ...............................................  $ 654,180
                                                                       =========

*    Non-income producing security
**   Potash Corp. of Saskatchewan is domiciled in Canada
     Magna International, Inc. is domiciled in Canada
     Cemex SAB de CV is domiciled in Mexico
     POSCO is domiciled in South Korea



FAS 157 - Summary of Fair Value Exposure at September 30, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's investments carried at fair value:

Description          Level 1        Level 2        Level 3        Total
-----------          -------        -------        -------        -----

Securities	     $654,326       $0             $0             $654,326

Total                $654,326       $0             $0             $654,326



ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  10/19/09


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  10/19/09


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  10/19/09


                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)